CONVERTIBLE SENIOR NOTES (Details)		12 Months Ended
	Apr. 07, 2011 USD ($)	Dec. 31, 2015 USD ($) item $ / shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2011 USD ($)	Mar. 15, 2011 USD ($)
CONVERTIBLE SENIOR NOTES [Line Items]
Cash used for repurchase of debt		$ 54,376,600	$ 9,809,860
Net gain repurchase of debt		$ 13,693,269	7,048,188
Carrying value			94,599,000
Amortization of deferred convertible notes issuance costs and premium		$ 764,527	933,152	$ 784,456
Convertible Senior Notes due 2018 [Member]
CONVERTIBLE SENIOR NOTES [Line Items]
Debt issued						$ 175,000,000
Interest rate (as a percent)		4.125%
Redemption price as a percentage of principal amount at maturity together with any accrued but unpaid interest		100.00%
Redemption price at the option of the holder as a percentage of principal amount together with any accrued but unpaid interest		100.00%
Amount of beneficial conversion feature recognized for issuance of Convertible Bonds		$ 0
Repurchase of debt		68,454,000			$ 88,384,000
Cash used for repurchase of debt		54,376,600			57,055,127
Net gain repurchase of debt		13,693,269			28,349,939
Carrying value		26,145,000	94,599,000
Maximum aggregate principal amount pertaining to exercise of over-allotment of debt by initial purchasers	$ 25,000,000
Deferred issuance cost expensed		384,131			2,978,934
Refund of portion of premium paid due to repurchase of debt					861,280
Debt issuance cost paid					$ 7,156,101
Amortization of deferred convertible notes issuance costs and premium		$ 764,527	$ 933,152	$ 784,456
Convertible Senior Notes due 2018 [Member] | American Depository Shares (ADS) [Member]
CONVERTIBLE SENIOR NOTES [Line Items]
Conversion price of debts (in pound sterling per share/in dollars per ADS) | $ / shares		$ 10.5473
Number of shares to be allotted and issued on full conversion of debts (in shares/ADS) | item		2,478,833
Cap price (in dollars per ADS) | $ / shares		$ 15.0675
Premium of preliminary option		$ 21,504,779
Premium of over-allotment option		$ 3,197,500